Revenue - Disaggregated Revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 264,563	$ 227,599	$ 198,893
Turnover tax-non lease component	(675)	(673)	(361)
Time chartering revenues lease component	46,950	27,125	24,222
Turnover tax-lease component	(722)	(570)	(507)
Total Revenue	310,791	254,154	222,608
Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	139,556	118,479	104,545
Turnover tax-non lease component	0	0	0
Time chartering revenues lease component	0	0	0
Turnover tax-lease component	0	0	0
Total Revenue	139,556	118,479	104,545
Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,906	29,133	16,147
Turnover tax-non lease component	(477)	(563)	(261)
Time chartering revenues lease component	28,189	23,535	19,129
Turnover tax-lease component	(511)	(476)	(367)
Total Revenue	53,584	52,192	34,909
Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	99,101	79,987	78,201
Turnover tax-non lease component	(198)	(110)	(100)
Time chartering revenues lease component	18,761	3,590	5,093
Turnover tax-lease component	(211)	(94)	(140)
Total Revenue	117,651	83,483	83,154
COA/Voyage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81,739	77,798	77,485
COA/Voyage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
COA/Voyage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	1,935	2,804
COA/Voyage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81,739	75,863	74,681
Time chartering revenues non-lease component [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,943	31,995	17,224
Time chartering revenues non-lease component [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Time chartering revenues non-lease component [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,383	27,761	13,604
Time chartering revenues non-lease component [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,560	4,234	3,620
Dry port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,314	96,311	78,740
Dry port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,314	96,311	78,740
Dry port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dry port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,772	2,233	1,518
Storage fees (dry port) revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,772	2,233	1,518
Storage fees (dry port) revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,058	6,596	3,876
Dockage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,058	6,596	3,876
Dockage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,698	5,183	13,776
Sale of products revenues-liquid port terminal [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,698	5,183	13,776
Sale of products revenues-liquid port terminal [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,780	7,010	5,734
Liquid port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,780	7,010	5,734
Liquid port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,934	1,146	901
Other dry port terminal revenue [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,934	1,146	901
Other dry port terminal revenue [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0